Borrowings	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings Disclosure

15.       Borrowings

	December 31,	December 31,
	2015	2014
	$’M	$’M
	_____________	_____________

Short term borrowings:
Borrowings under the Revolving Credit Facilities Agreement (the “RCF”)	750.0	-
Borrowings under the January 2015 Facility Agreement	750.0	-
Borrowings under the 2013 Facilities Agreement	-	850.0
Secured non-recourse debts	11.5	-
	_____________	_____________
	1,511.5	850.0
Long term borrowings:
Secured non-recourse debts	69.9	-
	_____________	_____________
	1,581.4	850.0
	_____________	_____________

Revolving Credit Facilities Agreement

On December 12, 2014, Shire entered into a $2,100 million revolving credit facilities agreement (the “RCF”) with a number of financial institutions, for which Abbey National Treasury Services PLC (trading as Santander Global Banking and Markets), Bank of America Merrill Lynch International Limited, Barclays Bank PLC, Citigroup Global Markets Limited, Lloyds Bank PLC, The Royal Bank of Scotland PLC and Sumitomo Mitsui Banking Corporation acted as mandated lead arrangers and bookrunners and DNB Bank ASA, The Bank of Tokyo-Mitsubishi UFJ, Ltd., Credit Suisse AG, London Branch, Deutsche Bank Luxembourg S.A., Goldman Sachs Bank USA, Mizuho Bank, Ltd. and Morgan Stanley Bank International Limited acted as arrangers. Shire is an original borrower and original guarantor under the RCF. Shire has agreed to act as guarantor for any of its subsidiaries that become additional borrowers under the RCF. As at December 31, 2015 the Company utilized $750 million of the RCF.

The RCF, which terminates on December 12, 2020, may be applied towards financing the general corporate purposes of Shire. The RCF incorporates a $250 million US dollar and euro swingline facility operating as a sub-limit thereof.

Interest on any loans made under the RCF is payable on the last day of each interest period, which may be one week or one, two, three or six months at the election of Shire, or as otherwise agreed with the lenders. The interest rate for the RCF is: LIBOR (or, in relation to any revolving loan in euro, EURIBOR); plus 0.30% per annum subject to change depending upon (i) the prevailing ratio of Net Debt to EBITDA (each as defined in the RCF) in respect of the most recently completed financial year or financial half year and (ii) the occurrence and continuation of an event of default in respect of the financial covenants or the failure to provide a compliance certificate.

Shire shall also pay (i) a commitment fee equal to 35% of the applicable margin on available commitments under the RCF for the availability period applicable thereto and (ii) a utilization fee equal to (a) 0.10% per year of the aggregate of all outstanding loans up to an aggregate base currency amount equal to $700 million, (b) 0.15% per year of the amount by which the aggregate base currency amount of all outstanding loans exceeds $700 million but is equal to or less than $1,400 million and (c) 0.30% per year of the amount by which the aggregate base currency amount of all outstanding loans exceeds $1,400 million.

The RCF includes customary representations and warranties, covenants and events of default, including requirements that Shire's (i) ratio of Net Debt to EBITDA in respect of the most recently-ended 12-month relevant period (each as defined in the RCF) must not, at any time, exceed 3.5:1 except that, following an acquisition fulfilling certain criteria, Shire may on a once only basis elect to increase this ratio to (a) 5.5:1 for the relevant period in which the acquisition was completed (b) 5.0:1 in respect of the first relevant period following the relevant period in which the acquisition was completed and (c) 4.5:1 in respect of the second relevant period following the relevant period in which the acquisition was completed, and (ii) ratio of EBITDA to Net Interest for the most recently-ended 12-month relevant period (each as defined in the RCF) must not be less than 4.0:1.

The RCF restricts, subject to certain exceptions, Shire's ability to incur additional financial indebtedness, grant security over its assets or provide loans/grant credit. Further, any lender may require mandatory prepayment of its participation if there is a change of control of Shire, subject to certain exceptions for schemes of arrangement and analogous schemes.

Events of default under the RCF include, subject to customary grace periods and materiality thresholds: (i) non-payment of any amounts due under the finance documents (as defined in the RCF), (ii) failure to satisfy any financial covenants, (iii) material misrepresentation in any of the finance documents, (iv) failure to pay, or certain other defaults, under other financial indebtedness, (v) certain insolvency events or proceedings, (vi) material adverse changes in the business, operations, assets or financial condition of Shire as a whole, (vii) if it becomes unlawful for Shire (or any successor parent company) or any of their respective subsidiaries that are parties to the RCF to perform their obligations thereunder or (viii) if Shire (or any successor parent company) or any subsidiary thereof which is a party to the RCF repudiates such agreement or other finance document, among others.

The RCF is governed by English law.

Term Loan Facilities Agreement

January 2016 Facilities Agreement

On January 11, 2016, Shire (as original guarantor and original borrower), entered into, an $18.0 billion bridge facilities agreement with, among others, Barclays Bank PLC ("Barclays"), and Morgan Stanley Bank International Limited, acting as mandated lead arrangers and bookrunners (the “January 2016 Facilities Agreement”). The January 2016 Facilities Agreement comprises two credit facilities: (i) a $13.0 billion term loan facility which, subject to a one year extension option exercisable at Shire's option, matures on January 11, 2017 ("January 2016 Facility A") and (ii) a $5.0 billion revolving loan facility which, subject to a one year extension option exercisable at Shire's option, matures on January 11, 2017 ("January 2016 Facility B"). Shire has agreed to act as guarantor for any of its subsidiaries that become additional borrowers under the January 2016 Facilities Agreement. As of February 23, 2016, the January 2016 Facilities Agreement was undrawn.

January 2016 Facility A may be used to finance the cash consideration payable in respect of the proposed combination with Baxalta and certain costs related to the proposed combination. January 2016 Facility B may be used to finance the redemption of all or part of Baxalta's senior notes upon completion of the proposed combination.

Interest on any loans made under the January 2016 Facilities Agreement will be payable on the last day of each interest period, which may be one week or one, two, three or six months, or as otherwise agreed with the lenders. The interest rate applicable to the January 2016 Facilities Agreement is LIBOR plus 1.25 percent per annum, increasing by: (i) 0.25 percent per annum on July 11, 2016 and on each subsequent date falling at three month intervals thereafter until (and excluding) April 11, 2017 and (ii) 0.50 percent per annum on April 11, 2017 and on each subsequent date falling at three month intervals thereafter.

Shire shall also pay a commitment fee on the available but unutilized commitments under the January 2016 Facilities Agreement for the availability period applicable to each facility. With effect from first utilization, the commitment fee rate will be 35 percent of the applicable margin. Before first utilization, the commitment fee rate shall be increased in stages from 10 percent to 35 percent of the applicable margin over the period to May 11, 2016.

The January 2016 Facilities Agreement includes customary representations and warranties, covenants and events of default, including requirements that Shire's (i) ratio of Net Debt to EBITDA in respect of the most recently ended 12-month relevant period, (each as defined in the January 2016 Facilities Agreement), must not, at any time, exceed 3.5:1, except that following the combination with Baxalta, or any other acquisition fulfilling certain criteria, Shire may elect on a once only basis to increase this ratio to (a) 5.5:1 for the relevant period in which the acquisition was completed, (b) 5.0:1 in respect of the first relevant period following the relevant period in which the acquisition was completed and (c) 4.5:1 in respect of the second relevant period following the relevant period in which the acquisition was completed, and (ii) ratio of EBITDA to Net Interest, for the most recently ended 12-month relevant period (each as defined in the January 2016 Facilities Agreement) must not be less than 4.0:1.

The January 2016 Facilities Agreement restricts, subject to certain exceptions, Shire's ability to incur additional financial indebtedness, grant security over its assets or provide loans/grant credit. Further, any lender may require mandatory prepayment of its participation if there is a change of control of Shire, subject to certain exceptions for schemes of arrangement and analogous schemes. In addition, in certain circumstances and subject to certain broad exceptions, the net cash proceeds of disposals and certain issues, loans, sales or offerings of debt securities by any member of Shire's group must be applied in cancellation of the available commitments under the January 2016 Facilities Agreement and, if applicable, mandatory prepayment of any loans made under the January 2016 Facilities Agreement.

Events of default under the January 2016 Facilities Agreement include, subject to customary grace periods and materiality thresholds: (i) non-payment of any amounts due under the finance documents (as defined in the January 2016 Facilities Agreement), (ii) failure to satisfy any financial covenants, (iii) material misrepresentation in any of the finance documents, (iv) failure to pay, or certain other defaults, under other financial indebtedness, (v) certain insolvency events or proceedings, (vi) material adverse changes in the business, operations, assets or financial condition of Shire as a whole, (vii) if it becomes unlawful for Shire (or any successor parent company) or any of their respective subsidiaries that are parties to the January 2016 Facilities Agreement to perform their obligations thereunder or (viii) if Shire (or any successor parent company) or any subsidiary thereof which is a party to the January 2016 Facilities Agreement repudiates the January 2016 Facilities Agreement or any other finance document, among others.

The January 2016 Facilities Agreement is governed by English law.

November 2015 Facilities Agreement

On November 2, 2015, Shire (as original guarantor and original borrower) entered into a $5.6 billion facilities agreement with, among others, Morgan Stanley Bank International Limited and Deutsche Bank AG, London Branch acting as mandated lead arrangers and bookrunners (the “November 2015 Facilities Agreement”).  The November 2015 Facilities Agreement comprises three credit facilities: (i) a $1.0 billion term loan facility which, subject to a one year extension option exercisable at Shire's option, matures on November 2, 2016 (“November 2015 Facility A”), (ii) a $2.2 billion amortizing term loan facility which matures on November 2, 2017 (“November 2015 Facility B”) and (iii) a $2.4 billion amortizing term loan facility which matures on November 2, 2018 (“November 2015 Facility C”) .

As of December 31, 2015, the November 2015 Facilities Agreement was undrawn. In January 2016 the November 2015 Facilities Agreement was utilized in full to finance the purchase price payable in respect of Shire's acquisition of Dyax and certain costs related to the acquisition.

Interest on any loans made under the November 2015 Facilities Agreement is payable on the last day of each interest period, which may be one week or one, two, three or six months, or as otherwise agreed with the lenders.  The interest rate applicable is LIBOR plus, in the case of November 2015 Facility A, 0.55% per annum, in the case of November 2015 Facility B, 0.65% per annum and, in the case of November 2015 Facility C, 0.75% per annum, in each case until delivery of the first compliance certificate required to be delivered after the date of the November 2015 Facilities Agreement and is subject to change thereafter depending on (i) the prevailing ratio of Net Debt to EBITDA (each as defined in the November 2015 Facilities Agreement) in respect of the most recently completed financial year or financial half year and (ii)  the occurrence and continuation of an event of default in respect of the financial covenants or failure to provide a compliance certificate.

The November 2015 Facilities Agreement includes customary representations and warranties, covenants and events of default, including requirements that Shire's (i) ratio of Net Debt to EBITDA in respect of the most recently ended 12-month relevant period, (each as defined in the November 2015 Facilities Agreement), must not, at any time, exceed 3.5:1, except that following an acquisition fulfilling certain criteria, Shire may elect on a once only basis to increase this ratio to (a) 5.5:1 for the relevant period in which the acquisition was completed, (b) 5.0:1 in respect of the first relevant period following the relevant period in which the acquisition was completed and (c) 4.5:1 in respect of the second relevant period following the relevant period in which the acquisition was completed, and (ii) ratio of EBITDA to Net Interest in respect of the most recently ended 12 month relevant period, (each as defined in the November 2015 Facilities Agreement), must not be less than 4.0:1.

The November 2015 Facilities Agreement restricts, subject to certain exceptions, Shire's ability to incur additional financial indebtedness, grant security over its assets or provide loans/grant credit. Further, any lender may require mandatory prepayment of its participation if there is a change of control of Shire, subject to certain exceptions for schemes of arrangement and analogous schemes.

Events of default under the November 2015 Facilities Agreement include, subject to customary grace periods and materiality thresholds: (i) non-payment of any amounts due under the finance documents (as defined in the November 2015 Facilities Agreement), (ii) failure to satisfy any financial covenants, (iii) material misrepresentation in any of the finance documents, (iv) failure to pay, or certain other defaults, under other financial indebtedness, (v) certain insolvency events or proceedings, (vi) material adverse changes in the business, operations, assets or financial condition of Shire as a whole, (vii) if it becomes unlawful for Shire (or any successor parent company) or any of their respective subsidiaries that are parties to the November 2015 Facilities Agreement to perform their obligations thereunder or (viii) if Shire (or any successor parent company) or any subsidiary thereof which is a party to the November 2015 Facilities Agreement repudiates the November 2015 Facilities Agreement or any other finance document, among others.

The November 2015 Facilities Agreement is governed by English law.

January 2015 Facility Agreement

On January 11, 2015, Shire entered into an $850 million term facility agreement with, among others, Citigroup Global Markets Limited (acting as mandated lead arranger and bookrunner) (the “January 2015 Facility Agreement”) with an original maturity date of January 10, 2016. The maturity date was subsequently extended to July 11, 2016 in line with the provisions within the January 2015 Facility Agreement allowing the maturity date to be extended twice, at Shire's option, by six months on each occasion.

The January 2015 Facility Agreement was available to finance the purchase price payable in respect of Shire's acquisition of NPS Pharma (including certain related costs). On September 28, 2015 the Company reduced the January 2015 Facility Agreement by $100 million. As at December 31, 2015 the January 2015 Facility Agreement was fully utilized in the amount of $750 million.  In January 2016 and at various points thereafter, the Company cancelled parts of the January 2015 Facility Agreement. On February 22, 2016, the Company repaid in full the remaining balance of $100 million.

2013 Facilities Agreement

On November 11, 2013, Shire entered into a $2,600 million facilities agreement with, among others, Morgan Stanley Bank International Limited (acting as mandated lead arranger and bookrunner) (the “2013 Facilities Agreement”).  The 2013 Facilities Agreement comprised two credit facilities: (i) a $1,750 million term loan facility and (ii) an $850 million term loan facility.

On December 13, 2013 and at various points thereafter, the Company cancelled parts of the 2013 Facilities Agreement. On September 28, 2015 the Company repaid in full the remaining balance of $350 million under the 2013 Facilities Agreement.

Secured Non-recourse Debts

Prior to the acquisition by Shire, NPS Pharma had:

  partially monetized rights to receive future royalty payments from Amgen's sales of SENSIPAR and MIMPARA through the issuance of $145 million of non-recourse debt that was both serviced and secured by SENSIPAR and MIMPARA royalty revenue;
  sold to DRI Capital Inc. (“DRI”) certain rights to receive up to $96 million of future royalty payments arising from Kyowa Hakko Kirin's sales of REGPARA and granted DRI a security interest in the license agreement with Kyowa Hakko Kirin, certain patents and other intellectual property related to REGPARA which DRI would be entitled to enforce in the event of default by NPS Pharma; and
  partially monetized PTH-184 (now marketed as NATPARA) through an agreement with an affiliate of DRI pursuant to which NPS Pharma, its licensees and its predecessors in interest, are obligated to pay up to $125 million royalties on sales of PTH-184. Additionally, NPS Pharma granted DRI a security interest in certain patents and other intellectual property related to PTH 1-84 which DRI would be entitled to enforce in the event of default by NPS Pharma.

Following the acquisition of NPS Pharma the Company has assumed these secured non-recourse debt obligations.

In May 2015 the Company notified Amgen that it intended to repay in full the remaining non-recourse debt owed to Amgen. The repayment was effected on May 15, 2015 by Amgen withholding certain royalties that were due to the Company from SENSIPAR and MIMPARA sales in the first quarter of 2015.

As at December 31, 2015 $11.5 million has been included within Short-term borrowings, and $69.9 million has been included within Long-term borrowings in respect of the remaining obligations to DRI.

Short-term uncommitted lines of credit (“Credit lines”)

Shire has access to various Credit lines from a number of banks which provide flexibility to short-term cash management procedures. These Credit lines can be withdrawn by the banks at any time. The Credit lines are not relied upon for core liquidity. As at December 31, 2015 these Credit lines were not utilized.